As filed with the Securities and Exchange Commission on May 6, 2011

1933 Act File No. 333-03013

1940 Act File No. 811-07607

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 47	☒

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 48	☒

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 548-7786

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Kramer Levin Naftalis & Frankel LLP	Dechert LLP
919 Third Avenue	1095 Avenue of the Americas
New York, New York 10022	New York, New York 10036 - 6797

It is proposed that this filing will become effective (check appropriate box)

☒   immediately upon filing pursuant to paragraph (b)

☐    on (date) pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on [date] pursuant to paragraph (a)(1)

☐    75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 6th day of May, 2011.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

By:	/s/ Sara Furber
Sara Furber
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 47 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1)	Principal Executive Officer	President and Principal Executive Officer

By:	/s/ Sara Furber		May 6, 2011
Sara Furber

(2)	Principal Financial Officer	Principal Financial Officer

By:	/s/ Francis J. Smith		May 6, 2011
Francis J. Smith

(3)	Majority of the Directors

James F. Higgins

By:	/s/ Stefanie V. Chang Yu		May 6, 2011
Stefanie V. Chang Yu
Attorney-in-Fact for the Interested Director

Michael F. Klein
Michael E. Nugent (Chairman)
W. Allen Reed
Fergus Reid
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Dr. Manuel H. Johnson
Joseph J. Kearns

By:	/s/ Carl Frischling		May 6, 2011
Carl Frischling
Attorney-in-Fact for the Independent Directors

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase